SCHEDULE OF CONVERTIBLE NOTES, NET OF DISCOUNT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Convertible notes, gross	$ 339,687	$ 1,250,000
Less Debt discount recorded	(500,000)	(1,250,000)
Amortization debt discount	500,000	76,994
Convertible notes, net	339,687	76,994
Fourth Man Convertible Note [Member]
Short-term Debt [Line Items]
Less Debt discount recorded	(61,301)
Convertible notes, net	279,658
Fourth Man Convertible Note [Member] | Twelve Percent Coupon March Two Thousand Twenty Three [Member]
Short-term Debt [Line Items]
Convertible notes, net	340,959
May 2023 [Member]
Short-term Debt [Line Items]
Convertible notes, gross	847,000
Less Debt discount recorded	(605,000)
Amortization debt discount	333,119
Convertible notes, net	575,119
June 2023 [Member]
Short-term Debt [Line Items]
Convertible notes, gross	469,000
Less Debt discount recorded	(332,748)
Amortization debt discount	173,941
Convertible notes, net	310,193
Mast Hill [Member]
Short-term Debt [Line Items]
Convertible notes, gross		250,000
Mast Hill [Member] | May 2023 [Member]
Short-term Debt [Line Items]
Convertible notes, gross	847,000
Talos Victory [Member]
Short-term Debt [Line Items]
Convertible notes, gross		250,000
First Fire [Member]
Short-term Debt [Line Items]
Convertible notes, gross		250,000
Blue Lake [Member]
Short-term Debt [Line Items]
Convertible notes, gross	227,187	250,000
Fourth Man [Member]
Short-term Debt [Line Items]
Convertible notes, gross	112,500	250,000
Blue Lake Partners LLC [Member] | June 2023 [Member]
Short-term Debt [Line Items]
Convertible notes, gross	$ 469,000